Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2019		$ 22,706	$ 7,950,782	$ 3,083,872	$ 50,395	$ 11,107,755
Balance (in Shares) at Mar. 31, 2019	[1]	283,834
Net loss				(10,287,872)		(10,287,872)
Issuance and forbearance of the convertible note			2,796,868			2,796,868
Issuance of shares for convertible note principal and interest partial settlement		$ 11,961	6,413,696			6,425,657
Issuance of shares for convertible note principal and interest partial settlement (in Shares)	[1]	149,512
Foreign currency translation gain (Loss)					(641,055)	(641,055)
Balance at Mar. 31, 2020		$ 34,667	17,161,346	(7,204,000)	(590,660)	9,401,353
Balance (in Shares) at Mar. 31, 2020	[1]	433,346
Net loss				(2,748,183)		(2,748,183)
Issuance of warrants to a third party			509,000			509,000
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	535
Issuance of shares for convertible note principal and interest partial settlement		$ 27,390	7,653,401			7,680,791
Issuance of shares for convertible note principal and interest partial settlement (in Shares)	[1]	342,374
Foreign currency translation gain (Loss)					1,118,446	1,118,446
Balance at Mar. 31, 2021		$ 62,057	25,323,747	(9,952,183)	527,786	15,961,407
Balance (in Shares) at Mar. 31, 2021	[1]	776,255
Net loss				(5,736,095)		(5,736,095)
Shares issued as employee incentives		$ 9,300	2,295,097			2,304,397
Shares issued as employee incentives (in Shares)	[1]	116,250
Net Proceeds from the public offering		$ 91,111	3,023,995			3,115,106
Net Proceeds from the public offering (in Shares)	[1]	1,138,889
Issuance of the convertible note			351,537			351,537
Foreign currency translation gain (Loss)					428,356	428,356
Balance at Mar. 31, 2022		$ 162,468	$ 30,994,376	$ (15,688,278)	$ 956,142	$ 16,424,708
Balance (in Shares) at Mar. 31, 2022	[1]	2,031,394

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 17, 2022.